Leases (Details) $ in Millions	9 Months Ended
Sep. 30, 2025 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	$ 1,950
Balance at end of period	1,914
COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	3,287
Additions	164
Divestitures (Note 5)	(208)
Exchange Rate Movements and Other	(34)
Balance at end of period	3,209
ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,337
Depreciation	250
Divestitures (Note 5)	162
Exchange Rate Movements and Other	(130)
Balance at end of period	1,295
Real Estate
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	399
Balance at end of period	378
Real Estate | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	592
Additions	4
Divestitures (Note 5)	(1)
Exchange Rate Movements and Other	2
Balance at end of period	597
Real Estate | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	193
Depreciation	27
Divestitures (Note 5)	1
Exchange Rate Movements and Other	0
Balance at end of period	219
Transportation And Storage Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,393
Balance at end of period	1,409
Transportation And Storage Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	2,392
Additions	144
Divestitures (Note 5)	(175)
Exchange Rate Movements and Other	(30)
Balance at end of period	2,331
Transportation And Storage Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	999
Depreciation	190
Divestitures (Note 5)	144
Exchange Rate Movements and Other	(123)
Balance at end of period	922
Refining Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	84
Balance at end of period	61
Refining Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	178
Additions	0
Divestitures (Note 5)	(23)
Exchange Rate Movements and Other	(4)
Balance at end of period	151
Refining Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	94
Depreciation	7
Divestitures (Note 5)	8
Exchange Rate Movements and Other	(3)
Balance at end of period	90
Other Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	74
Balance at end of period	66
Other Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	125
Additions	16
Divestitures (Note 5)	(9)
Exchange Rate Movements and Other	(2)
Balance at end of period	130
Other Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	51
Depreciation	26
Divestitures (Note 5)	9
Exchange Rate Movements and Other	(4)
Balance at end of period	$ 64